Loans and Allowance for Credit Losses (Changes in Allowance for Credit Losses by Portfolio Segment) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2022		Mar. 31, 2021		Mar. 31, 2020
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	¥ 1,348,391	[1]	¥ 809,540		¥ 658,184
Provision for (reversal of) credit losses	277,995		484,210		321,713
Charge-offs	238,012		290,506		243,135
Recoveries collected	58,715		45,082		63,858
Net charge-offs	179,297		245,424		179,277
Other	23,612		(23,639)		8,920
Balance at end of fiscal year	1,470,701	[1]	1,348,391	[1]	809,540
Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	323,704
Balance at end of fiscal year			323,704
Commercial
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	734,577		482,275		389,615
Provision for (reversal of) credit losses	236,659		235,584		153,782
Charge-offs	57,848		77,904		85,326
Recoveries collected	11,898		9,262		26,427
Net charge-offs	45,950		68,642		58,899
Other	8,800		1,532		(2,223)
Balance at end of fiscal year	934,086		734,577		482,275
Commercial | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	83,828
Balance at end of fiscal year			83,828
Residential
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	82,893		34,746		38,626
Provision for (reversal of) credit losses	(10,899)		1,385		(1,028)
Charge-offs	2,121		2,745		3,227
Recoveries collected	14		13		375
Net charge-offs	2,107		2,732		2,852
Other	0		0		0
Balance at end of fiscal year	69,887		82,893		34,746
Residential | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	49,494
Balance at end of fiscal year			49,494
Card
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	44,217		35,180		32,550
Provision for (reversal of) credit losses	15,473		17,876		26,542
Charge-offs	20,153		24,564		25,149
Recoveries collected	1,231		1,463		1,237
Net charge-offs	18,922		23,101		23,912
Other	0		0		0
Balance at end of fiscal year	40,768		44,217		35,180
Card | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	14,262
Balance at end of fiscal year			14,262
MUAH
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	131,755		58,995		52,581
Provision for (reversal of) credit losses	(101,112)		90,064		30,825
Charge-offs	19,208		40,376		27,934
Recoveries collected	9,532		4,362		4,173
Net charge-offs	9,676		36,014		23,761
Other	9,398		(6,327)		(650)
Balance at end of fiscal year	30,365		131,755		58,995
MUAH | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	25,037
Balance at end of fiscal year			25,037
Krungsri
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	293,396		169,626		144,812
Provision for (reversal of) credit losses	90,514		90,167		70,023
Charge-offs	83,474		93,192		77,907
Recoveries collected	22,890		23,415		23,170
Net charge-offs	60,584		69,777		54,737
Other	(940)		(14,953)		9,528
Balance at end of fiscal year	322,386		293,396		169,626
Krungsri | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	118,333
Balance at end of fiscal year			118,333
Other
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	61,553		28,718		0
Provision for (reversal of) credit losses	47,360		49,134		41,569
Charge-offs	55,208		51,725		23,592
Recoveries collected	13,150		6,567		8,476
Net charge-offs	42,058		45,158		15,116
Other	6,354		(3,891)		2,265
Balance at end of fiscal year	73,209		61,553		¥ 28,718
Other | Cumulative effect adjustment | Effect of adopting new guidance on measurement of credit losses on financial instruments
Financing Receivable, Allowance for Credit Losses [Line Items]
Balance at beginning of fiscal year	¥ 32,750
Balance at end of fiscal year			¥ 32,750

[1]	New guidance on measurement of credit losses on financial instruments requires the allowance for credit losses to be measured using the current expected credit losses model from April 1, 2020. For additional information, refer to Note 1.